Inventories	12 Months Ended
Apr. 30, 2022
Inventories [Abstract]
INVENTORIES
18.	INVENTORIES
Inventories as at April 30, 2022 and 2021 consist of the following:

(in thousands)	2022 $	2021 $
Supplies and parts	1,418	981
Antibodies	197	223

	1,615	1,204